Document And Entity Information	Jun. 01, 2026
Document Information [Line Items]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Jun. 01, 2026
Entity Registrant Name	WATSCO, INC.
Entity Central Index Key	0000105016
Entity Emerging Growth Company	false
Entity File Number	1-5581
Entity Incorporation, State or Country Code	FL
Entity Tax Identification Number	59-0778222
Entity Address, Address Line One	2665 South Bayshore Drive
Entity Address, Address Line Two	Suite 901
Entity Address, City or Town	Miami
Entity Address, State or Province	FL
Entity Address, Postal Zip Code	33133
City Area Code	(305)
Local Phone Number	714-4100
Entity Information, Former Legal or Registered Name	N/A
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Common Class B [Member]
Document Information [Line Items]
Title of 12(b) Security	Class B common stock, $0.50 par value
Trading Symbol	WSOB
Security Exchange Name	NYSE
Common Stock [Member]
Document Information [Line Items]
Title of 12(b) Security	Common stock, $0.50 par value
Trading Symbol	WSO
Security Exchange Name	NYSE